Segmental Information (Details) $ in Thousands		1 Months Ended	6 Months Ended
		Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) segment	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment			3
Vessel and other management fees	[1]		$ 4,769	$ 6,545
Administrative expenses			(21,265)	(16,166)
Depreciation and amortization			(39,149)	(35,815)
Other operating gains and losses (LNG Trade)			16	0
Impairment of long-term assets		$ (1,700)	(1,706)	0
Gain on disposals to Golar Partners	[1]		0	103,540
Loss on disposal of vessel held-for-sale			0	(5,824)
Impairment of vessel held-for-sale			0	(1,032)
Net financial expenses			(74,613)	(11,908)
Income taxes			1,285	1,803
Equity in net (losses) earnings of affiliates			(5,563)	40,171
Net (loss) income			(158,983)	52,602
Non-controlling interests			(12,229)	(5,035)
Net (loss) income attributable to Golar LNG Ltd			(171,212)	47,567
Total assets			4,356,001	4,269,198	$ 4,269,198
Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues	[1]		24,222	45,757
Vessel and voyage operating expenses			(50,111)	(74,469)
Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues	[1]		5,936	0
Vessel and voyage operating expenses			(2,804)	0
Vessel operations
Segment Reporting Information [Line Items]
Vessel and other management fees			4,769	6,545
Administrative expenses			(19,141)	(14,123)
Depreciation and amortization			(39,149)	(35,815)
Other operating gains and losses (LNG Trade)			0	0
Impairment of long-term assets			(1,706)	0
Gain on disposals to Golar Partners			0	103,540
Loss on disposal of vessel held-for-sale			0	(5,824)
Impairment of vessel held-for-sale			0	(1,032)
Net financial expenses			(74,613)	(11,908)
Income taxes			1,285	1,803
Equity in net (losses) earnings of affiliates			(5,563)	40,171
Net (loss) income			(156,875)	54,645
Non-controlling interests			(12,229)	(5,035)
Net (loss) income attributable to Golar LNG Ltd			(169,104)	49,610
Total assets			3,442,102	3,855,320
Vessel operations | Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues			24,222	45,757
Vessel and voyage operating expenses			(50,111)	(74,469)
Vessel operations | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues			5,936	0
Vessel and voyage operating expenses			(2,804)	0
LNG trading
Segment Reporting Information [Line Items]
Vessel and other management fees			0	0
Administrative expenses			0	0
Depreciation and amortization			0	0
Other operating gains and losses (LNG Trade)			16	0
Impairment of long-term assets			0	0
Gain on disposals to Golar Partners			0	0
Loss on disposal of vessel held-for-sale			0	0
Impairment of vessel held-for-sale			0	0
Net financial expenses			0	0
Income taxes			0	0
Equity in net (losses) earnings of affiliates			0	0
Net (loss) income			16	0
Non-controlling interests			0	0
Net (loss) income attributable to Golar LNG Ltd			16	0
Total assets			0	0
LNG trading | Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues			0	0
Vessel and voyage operating expenses			0	0
LNG trading | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues			0	0
Vessel and voyage operating expenses			0	0
FLNG
Segment Reporting Information [Line Items]
Vessel and other management fees			0	0
Administrative expenses			(2,124)	(2,043)
Depreciation and amortization			0	0
Other operating gains and losses (LNG Trade)			0	0
Impairment of long-term assets			0	0
Gain on disposals to Golar Partners			0	0
Loss on disposal of vessel held-for-sale			0	0
Impairment of vessel held-for-sale			0	0
Net financial expenses			0	0
Income taxes			0	0
Equity in net (losses) earnings of affiliates			0	0
Net (loss) income			(2,124)	(2,043)
Non-controlling interests			0	0
Net (loss) income attributable to Golar LNG Ltd			(2,124)	(2,043)
Total assets			913,899	413,878
FLNG | Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues			0	0
Vessel and voyage operating expenses			0	0
FLNG | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues			0	0
Vessel and voyage operating expenses			$ 0	$ 0

[1]	This includes amounts arising from transactions with related parties (see note 16).